Revenue from contract with customers - Operating Revenue by Principal Geographic Area (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Passenger, cargo and mail revenue	$ 3,413,466	$ 2,926,484	$ 1,483,967
North America
Disclosure of geographical areas [line items]
Passenger, cargo and mail revenue	1,328,504	957,730	428,457
South America
Disclosure of geographical areas [line items]
Passenger, cargo and mail revenue	1,233,362	1,094,450	557,827
Central America
Disclosure of geographical areas [line items]
Passenger, cargo and mail revenue	796,679	819,534	475,590
Caribbean
Disclosure of geographical areas [line items]
Passenger, cargo and mail revenue	$ 54,921	$ 54,770	$ 22,093